LEASES (Tables)	12 Months Ended
Dec. 31, 2017
LEASES [Abstract]
Summary of future minimum lease payments under non-cancelable operating leases
A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2017, follows:
(In thousands)
2018	$1,310
2019	974
2020	849
2021	460
2022	112
2023 and thereafter	387
Total	$4,092